                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-6736

                   Van Kampen Advantage Municipal Income Trust
--------------------------------------------------------------------------------

               (Exact name of registrant as specified in charter)


              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------

               (Address of principal executive offices) (Zip code)


                                 Ronald Robison
             1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------

                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 10/31

Date of reporting period: 1/31/05

Item 1.  Schedule of Investments.

The Trust's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:


VAN KAMPEN ADVANTAGE MUNICIPAL INCOME TRUST

PORTFOLIO OF INVESTMENTS JANUARY 31, 2005 (UNAUDITED)




PAR
AMOUNT
(000)     DESCRIPTION                                                             COUPON         MATURITY               VALUE
          MUNICIPAL BONDS    156.9%
          ALABAMA    2.6%
$ 1,000   Alabama Bldg Renovation Fin Auth Rev Rfdg (AMBAC Insd)                   5.625%        09/01/24              $  1,125,050
  1,550   Birmingham, AL Arpt Auth Arpt Rev Rfdg (AMT) (AMBAC Insd) (a)            5.500         07/01/14                 1,663,072
  2,250   Jefferson Cnty, AL Ltd Oblig Sch Wt Ser A                                5.250         01/01/23                 2,418,930
  1,000   Jefferson Cnty, AL Ltd Oblig Sch Wt Ser A                                5.000         01/01/24                 1,046,830
  2,000   Montgomery, AL Wt (AMBAC Insd)                                           5.250         05/01/20                 2,213,460
                                                                                                                  ------------------
                                                                                                                          8,467,342
                                                                                                                  ------------------

          ALASKA    0.3%
  1,000   Alaska St Hsg Fin Corp Gen Hsg Ser A (FGIC Insd)                         5.250         12/01/41                 1,065,960
                                                                                                                  ------------------

          ARIZONA    3.5%
  1,425   Arizona Cap Fac Fin Corp Student Hsg Rev AZ St Univ Proj                 6.250         09/01/32                 1,524,037
  2,500   Arizona Sch Fac Brd Rev St Sch Impt                                      5.500         07/01/17                 2,823,350
  2,900   Arizona Tourism & Sports Auth Multi Purp Stad Fac Ser A (MBIA Insd)      5.375         07/01/22                 3,253,365
  2,875   Phoenix, AZ Civic Impt Corp Arpt Rev Jr Lien (AMT) (FGIC Insd)           5.375         07/01/29                 2,932,155
    720   Pima Cnty, AZ Indl Dev Auth Indl Rev Lease Oblig Irvington Proj
          Tucson Ser A Rfdg (FSA Insd)                                             7.250         07/15/10                   752,688
                                                                                                                  ------------------
                                                                                                                         11,285,595
                                                                                                                  ------------------

          CALIFORNIA    9.3%
  2,630   Anaheim, CA Pub Fin Auth Lease Rev Cap Apprec Sub Pub
          Impt Proj C (FSA Insd)                                                     *           09/01/20                 1,287,806
  2,400   Bay Area Govt Assn CA Rev Tax Alloc CA Redev Pool Ser A
          (XLCA Insd)                                                              5.250         09/01/29                 2,572,584
  4,500   California St (AMBAC Insd)                                               5.125         10/01/27                 4,758,525
  5,500   California St Dept Wtr Res Pwr Ser A (AMBAC Insd)                        5.500         05/01/16                 6,241,455
  2,000   California St Dept Wtr Res Pwr Ser A                                     5.750         05/01/17                 2,264,980
  5,000   Foothill/Eastern Corridor Agy CA Toll Rd Rev Cap Apprec Rfdg               *           01/15/25                 1,577,600
  3,185   Imperial Irr Dist CA Rev Elec Sys Proj (FSA Insd) (a)                    5.250         11/01/18                 3,542,166
  3,000   Los Angeles, CA Uni Sch Dist Ser A (FSA Insd)                            5.250         07/01/19                 3,335,640
  2,745   San Mateo, CA Un High Sch Dist Rfdg (FSA Insd)                           5.000         09/01/21                 2,978,709
  1,600   Turlock, CA Hlth Fac Rev Ctf Partn Emanuel Med Ctr Inc.                  5.375         10/15/34                 1,612,016




                                                                                                                  ------------------
                                                                                                                         30,171,481
                                                                                                                  ------------------
          COLORADO    2.8%
  8,500   Arapahoe Cnty, CO Cap Impt Tr Fd Hwy Rev E-470 Proj Ser C
          (Prerefunded @ 08/31/05)                                                   *           08/31/26                 1,752,360
  3,000   Colorado Hlth Fac Auth Rev Catholic Hlth Initiatives Ser A
          (Escrowed to Maturity)                                                   5.500         03/01/32                 3,391,860
     20   Colorado Hsg Fin Auth Single Family Pgm Sr Ser B1 (AMT)                  7.900         12/01/25                    20,102
  2,000   La Plata Cnty, CO Sch Dist 9 (MBIA Insd) (a)                             5.250         11/01/19                 2,222,620
  1,740   Weld & Adams Cntys, CO Sch Dist No. 003 (FSA Insd) (a)                   5.000         12/15/23                 1,881,427
                                                                                                                  ------------------
                                                                                                                          9,268,369
                                                                                                                  ------------------

          CONNECTICUT    2.1%
  2,040   Bridgeport, CT Ser A (MBIA Insd) (a)                                     5.250         08/15/21                 2,268,766
  3,250   Connecticut St Spl Oblig Pkg Rev Bradley Intl Arpt Ser A
          (AMT) (ACA Insd)                                                         6.600         07/01/24                 3,538,795
  1,000   Hartford, CT Pkg Sys Rev Ser A                                           6.400         07/01/20                 1,049,910
                                                                                                                  ------------------
                                                                                                                          6,857,471
                                                                                                                  ------------------

          DISTRICT OF COLUMBIA    2.0%
  2,500   District Columbia Rev Gonzaga College (FSA Insd)                         5.250         07/01/32                 2,655,325
  3,850   Metropolitan Washington DC Arpt Auth Sys Ser A (AMT) (FGIC Insd)         5.250         10/01/32                 4,019,515
                                                                                                                  ------------------
                                                                                                                          6,674,840
                                                                                                                  ------------------

          FLORIDA    1.4%
  2,000   Escambia Cnty, FL Hlth Fac Auth Rev (AMBAC Insd)                         5.950         07/01/20                 2,035,080
  2,500   Miami-Dade Cnty, FL Aviation Rev Miami Intl Arpt (AMT) (FGIC Insd)       5.375         10/01/32                 2,636,550
                                                                                                                  ------------------
                                                                                                                          4,671,630
                                                                                                                  ------------------

          GEORGIA    5.6%
  1,000   Atlanta, GA Arpt Rev Ser B (AMT) (FGIC Insd)                             5.625         01/01/30                 1,061,350
  5,160   Atlanta, GA Wtr & Wastewtr Rev (FSA Insd)                                5.000         11/01/20                 5,627,341
  3,770   Monroe Cnty, GA Dev Auth Pollutn Ctl Rev Oglethorpe Pwr Corp
          Scherer Ser A                                                            6.800         01/01/12                 4,491,239
  2,895   Municipal Elec Auth GA Combustion Turbine Proj Ser A (MBIA Insd)         5.250         11/01/19                 3,067,137
  2,500   Municipal Elec Auth GA Combustion Turbine Proj Ser A (MBIA Insd)         5.250         11/01/21                 2,765,975
    105   Municipal Elec Auth GA Combustion Turbine Proj Ser A (Prerefunded
          @11/01/07) (MBIA Insd)                                                   5.250         11/01/19                   112,647
  1,000   Oconee Cnty, GA Indl Dev Auth Rev Oiit Proj (XLCA Insd)                  5.250         07/01/25                 1,077,800
                                                                                                                  ------------------
                                                                                                                         18,203,489
                                                                                                                  ------------------

          ILLINOIS    17.4%
  3,750   Bolingbrook, IL Cap Apprec Ser B (MBIA Insd)                               *           01/01/30                   970,912
  2,000   Chicago, IL Brd of Ed (Prerefunded @ 12/01/10) (FGIC Insd)               5.500         12/01/31                 2,262,460


  5,000   Chicago, IL Brd of Ed Cap Apprec Sch Reform Ser A (FGIC Insd)              *           12/01/28                 1,544,550
  3,150   Chicago, IL O'Hare Intl Arpt Rev Gen Arpt Third Lien Ser A Rfdg
          (AMT) (MBIA Insd)                                                        5.375         01/01/32                 3,301,452
  1,895   Chicago, IL Pk Dist Hbr Fac Rev (Prerefunded @ 01/01/11)                 5.875         01/01/16                 2,178,871
  2,500   Chicago, IL Pk Dist Ser C (FGIC Insd)                                    5.500         01/01/19                 2,811,025
  1,000   Chicago, IL Wastewtr Transmission Rev Second Lien (Prerefunded
          @ 01/01/10) (MBIA Insd)                                                  5.750         01/01/25                 1,137,630
  4,500   Cook Cnty, IL Cap Impt Ser A (FGIC Insd)                                 5.000         11/15/23                 4,840,560
  1,620   Cook Cnty, IL Cmnty High Sch Dist No. 219 Niles Twp (FSA Insd)             *           12/01/11                 1,267,699
  2,260   Cook Cnty, IL Cmnty High Sch Dist No. 219 Niles Twp (FSA Insd)             *           12/01/12                 1,680,649
  2,235   Cook Cnty, IL Cmnty High Sch Dist No. 219 Niles Twp (FSA Insd)             *           12/01/13                 1,580,681
  3,110   Du Page Cnty, IL Trans Rev (FSA Insd)                                    5.750         01/01/17                 3,553,082
  3,000   Illinois Fin Auth Rev Northwestern Mem Hosp Ser A                        5.500         08/15/43                 3,212,970
  1,925   Kendall, Kane & Will Cntys, IL Cmnty Unit Sch Dist No. 308 Ser B
          (FGIC Insd)                                                              5.250         10/01/21                 2,124,257
  2,135   Mc Henry Cnty, IL Cmnty High Sch Dist No. 154 Cap Apprec (FGIC Insd)
          (a)                                                                        *           01/01/14                 1,488,031
  1,440   Mc Henry Cnty, IL Cmnty High Sch Dist No. 154 Cap Apprec (FGIC Insd)       *           01/01/17                   854,280
  1,250   Metropolitan Pier & Expo Auth IL Dedicated St Tax Rev McCormick Pl
          Expn Proj (FGIC Insd)                                                    5.375         12/15/18                 1,390,312
  1,000   Metropolitan Pier & Expo Auth IL Dedicated St Tax Rev McCormick Pl
          Expn Proj Rfdg (FGIC Insd)                                               5.500         12/15/24                 1,114,020
  6,000   Metropolitan Pier & Expo Auth IL Dedicated St Tax Rev McCormick Pl
          Expn Ser A (MBIA Insd)                                                   5.250         06/15/42                 6,399,060
  5,000   Regional Tran Auth IL Ser B (AMBAC Insd)                                 8.000         06/01/17                 6,994,600
  5,000   University IL Univ Rev Auxiliary Fas Ser A Rfdg (AMBAC Insd)             5.000         04/01/30                 5,156,100
  1,150   Will Cnty, IL Cmnty Sch Dist 365U Vly View Ser B (FSA Insd)                *           11/01/15                   733,435
                                                                                                                  ------------------
                                                                                                                         56,596,636
                                                                                                                  ------------------

          INDIANA    2.0%
  1,000   Allen Cnty, IN Juvenile Justice Ctr First Mtg (AMBAC Insd)               5.500         01/01/18                 1,121,240
  2,000   Indiana Hlth Fac Fin Auth Hosp Rev Columbus Regl Hosp Rfdg (FSA Insd)    7.000         08/15/15                 2,458,100
  1,500   Indiana St Dev Fin Auth Rev Exempt Fac Conv Rfdg (AMT)                   5.950         08/01/30                 1,542,270
  1,220   North Adams, IN Cmnty Sch Cap Apprec First Mtg (FSA Insd) (a)              *           07/15/16                   744,761
  1,230   North Adams, IN Cmnty Sch Cap Apprec First Mtg (FSA Insd) (a)              *           01/15/17                   727,939
                                                                                                                  ------------------
                                                                                                                          6,594,310
                                                                                                                  ------------------

          LOUISIANA    2.9%
  2,500   Lafayette, LA Utils Rev (MBIA Insd)                                      5.250         11/01/23                 2,776,750


    300   Louisiana Hsg Fin Agy Mtg Rev Single Family Access Pgm Ser B
          (AMT) (GNMA Collateralized)                                              8.000         03/01/25                   301,791
  3,000   Louisiana St Energy & Pwr Auth Pwr Proj Rev Rfdg (FSA Insd)              5.750         01/01/12                 3,458,130
  3,000   Saint Charles Parish, LA Environmental Impt Rev LA Pwr & Lt Co
          Ser A (AMT) (AMBAC Insd)                                                 6.875         07/01/24                 3,063,060
                                                                                                                  ------------------
                                                                                                                          9,599,731
                                                                                                                  ------------------

          MARYLAND    1.4%
  1,000   Maryland St Econ Dev Corp Univ MD College Pk Proj                        5.625         06/01/35                 1,038,570
  1,000   Maryland St Hlth & Higher Ed Fac Auth Rev Medstar Hlth Rfdg              5.375         08/15/24                 1,038,450
  2,360   Northeast, MD Waste Disp Auth Rfdg (AMT) (AMBAC Insd)                    5.500         04/01/16                 2,603,552
                                                                                                                  ------------------
                                                                                                                          4,680,572
                                                                                                                  ------------------

          MASSACHUSETTS    4.6%
  3,955   Massachusetts Bay Trans Auth Gen Trans Sys Ser A Rfdg                    5.500         03/01/12                 4,422,323
  4,815   Massachusetts Muni Whsl Elec Co Proj 6-A (MBIA Insd)                     5.000         07/01/11                 5,303,771
  2,400   Massachusetts St Dev Fin Agy Rev Clg Pharmacy & Allied Hlth Ser D (b)    5.000         07/01/35                 2,486,688
  1,500   Massachusetts St Fed Hwy Gnt Antic Nt Ser A                              5.750         06/15/15                 1,690,830
  1,000   Massachusetts St Hlth & Ed Fac Auth Rev Saint Mem Med Ctr Ser A          6.000         10/01/23                 1,006,840
                                                                                                                  ------------------
                                                                                                                         14,910,452
                                                                                                                  ------------------

          MINNESOTA    1.3%
  3,875   Saint Paul, MN Port Auth Lease Rev Office Bldg at Cedar Str (a)          5.250         12/01/19                 4,326,631
                                                                                                                  ------------------

          MISSISSIPPI    1.2%
  2,000   Mississippi Bus Fin Corp MS Pollutn Ctl Rev Sys Energy Res Inc Proj      5.875         04/01/22                 2,006,220
  1,000   Mississippi Bus Fin Corp MS Pollutn Ctl Rev Sys Energy Res Inc Proj
          Rfdg                                                                     5.900         05/01/22                 1,010,080
    730   Mississippi Home Corp Single Family Rev Mtg Access Pgm Ser B (AMT)
          (GNMA Collateralized)                                                    7.900         03/01/25                   733,197
                                                                                                                  ------------------
                                                                                                                          3,749,497
                                                                                                                  ------------------

          MISSOURI    0.9%
  1,345   Kansas City, MO Met Cmnty Colleges Bldg Corp Rev Leasehold Jr College
          Impt & Rfdg (FGIC Insd)                                                  5.500         07/01/17                 1,513,986
  1,210   Saint Louis, MO Arpt Rev Cap Impt Pgm Ser A (MBIA Insd)                  5.375         07/01/18                 1,347,008
                                                                                                                  ------------------
                                                                                                                          2,860,994
                                                                                                                  ------------------

          NEVADA    3.4%
  7,500   Clark Cnty, NV Arpt Rev Sub Lien Ser A-2 (FGIC Insd)                     5.000         07/01/36                 7,776,225



  3,000   Clark Cnty, NV Indl Dev Rev Southwest Gas Corp Proj Ser A
          (AMT) (AMBAC Insd)                                                       5.250         07/01/34                 3,147,540
                                                                                                                  ------------------
                                                                                                                         10,923,765
                                                                                                                  ------------------

          NEW HAMPSHIRE    0.7%
  1,155   New Hampshire Hlth & Ed Fac Auth Rev Derryfield Sch                      7.000         07/01/30                 1,201,546
  1,000   New Hampshire St Bus Fin Auth Wtr Fac Rev Pennichuck Wtrwks Inc
          (AMT) (AMBAC Insd)                                                       6.300         05/01/22                 1,093,500
                                                                                                                  ------------------
                                                                                                                          2,295,046
                                                                                                                  ------------------

          NEW JERSEY    13.9%
  2,700   New Jersey Econ Dev Auth Rev Cigarette Tax                               5.750         06/15/29                 2,869,614
  3,000   New Jersey Econ Dev Auth Rev Motor Vehicle Sur Rev Ser A (MBIA
          Insd)                                                                    5.000         07/01/23                 3,227,280
  5,000   New Jersey Econ Dev Auth Rev Sch Fac Constr Ser F (Prerefunded
          @ 06/15/13) (FGIC Insd)                                                  5.250         06/15/20                 5,668,450
  4,000   New Jersey Econ Dev Auth Rev Sch Fac Constr Ser I                        5.000         09/01/22                 4,266,440
 10,000   New Jersey Econ Dev Auth St Contract Econ Recovery (MBIA Insd)           5.900         03/15/21                12,221,000
  8,000   New Jersey Econ Dev Auth Wtr Fac Rev NJ American Wtr Co Inc Proj
          Ser A (AMT) (FGIC Insd)                                                  6.875         11/01/34                 8,186,160
  5,000   New Jersey St Ed Fac Auth Higher Ed Cap Impt Ser A (AMBAC Insd)          5.250         09/01/21                 5,528,400
  3,110   Newark, NJ Hsg Auth Port Auth Newark Marine Terminal (MBIA Insd)         5.250         01/01/20                 3,439,598
                                                                                                                  ------------------
                                                                                                                         45,406,942
                                                                                                                  ------------------

          NEW MEXICO    1.1%
  2,020   University NM Univ Rev Sub Lien Ser A Rfdg (a)                           5.250         06/01/20                 2,236,463
  1,125   University NM Univ Rev Sub Lien Ser A Rfdg                               5.250         06/01/21                 1,242,585
                                                                                                                  ------------------
                                                                                                                          3,479,048
                                                                                                                  ------------------

          NEW YORK    16.3%
    170   Broome Cnty, NY Ctf Partn (MBIA Insd)                                    5.250         04/01/15                   173,748
  1,300   New York City Indl Dev Civic YMCA Gtr NY Proj                            5.800         08/01/16                 1,387,659
  3,500   New York City Ser E                                                      5.000         11/01/20                 3,819,970
  2,225   New York City Ser F                                                      6.000         08/01/11                 2,362,327
  2,500   New York City Ser H                                                      5.750         03/15/12                 2,823,100
  5,000   New York City Transitional Fin Auth Rev Future Tax Secd Ser A
          Rfdg (c)                                                          5.500/14.000         11/01/26                 5,613,300
  2,525   New York St Dorm Auth Lease Rev Muni Hlth Fac Impt Pgm Ser A
          (FSA Insd)                                                               5.500         05/15/25                 2,713,011
  1,625   New York St Dorm Auth Lease Rev St Univ Dorm Fac Ser A                   6.000         07/01/14                 1,858,480
  1,450   New York St Dorm Auth Lease Rev St Univ Dorm Fac Ser C
          (Prerefunded @ 07/01/09) (MBIA Insd)                                     5.500         07/01/29                 1,627,262
  1,135   New York St Dorm Auth Rev City Univ Secd Ser B (Escrowed to
          Maturity)                                                                5.375         07/01/07                 1,213,939
  3,915   New York St Dorm Auth Rev City Univ Secd Ser B                           5.375         07/01/07                 4,158,787


  3,100   New York St Dorm Auth Rev City Univ Sys Cons Ser A                       5.625         07/01/16                 3,602,789
  2,600   New York St Dorm Auth Rev Cons City Univ Sys Second Gen Ser A            5.750         07/01/13                 2,955,394
  2,535   New York St Dorm Auth Rev Mental Hlth Ser B                              5.750         08/15/11                 2,723,503
     15   New York St Dorm Auth Rev Mental Hlth Ser B (Prerefunded @
          02/15/07)                                                                5.750         08/15/11                    16,284
  2,545   New York St Dorm Auth Rev Mental Hlth Svc Fac Impt Ser D (FSA
          Insd) (a)                                                                5.875         02/15/14                 2,838,769
  1,350   New York St Dorm Auth Rev Ser B                                          7.500         05/15/11                 1,554,957
    650   New York St Dorm Auth Rev Ser B (Prerefunded @ 05/15/09)                 7.500         05/15/11                   781,183
  5,000   New York St Dorm Auth Rev St Univ Ed Fac Ser A                           5.500         05/15/08                 5,427,050
  1,380   New York St Mtg Agy Rev Homeowner Mtg Ser 82 (AMT)                       5.650         04/01/30                 1,445,191
  2,160   New York St Twy Auth Svc Contract Rev Loc Hwy & Brdg                     5.500         04/01/16                 2,424,341
  1,500   Sales Tax Asset Receivable Corp NY Ser A (MBIA Insd)                     5.000         10/15/21                 1,637,880
                                                                                                                  ------------------
                                                                                                                         53,158,924
                                                                                                                  ------------------

          NORTH CAROLINA    5.3%
 11,000   North Carolina Muni Pwr Agy No 1 Catawba Elec Rev Rfdg (MBIA Insd)       6.000         01/01/12                12,826,660
  4,000   North Carolina Muni Pwr Agy Ser A (MBIA Insd)                            5.250         01/01/19                 4,440,560
                                                                                                                  ------------------
                                                                                                                         17,267,220
                                                                                                                  ------------------

          NORTH DAKOTA    0.4%
  1,130   North Dakota St Hsg Fin Agy Rev Hsg Fin Pgm Home Mtg Fin Ser B (AMT)
          (MBIA Insd)                                                              5.500         07/01/29                 1,162,137
                                                                                                                  ------------------

          OHIO    3.2%
  2,335   Cleveland, OH Muni Sch Dist (FSA Insd)                                   5.250         12/01/18                 2,613,449
  1,000   Cleveland, OH Muni Sch Dist (FSA Insd)                                   5.250         12/01/24                 1,102,660
  1,000   Cuyahoga Cnty, OH Hosp Fac Rev Canton Inc Proj                           7.500         01/01/30                 1,132,570
  2,000   Lorain Cnty, OH Hosp Rev Catholic Hlthcare                               5.375         10/01/30                 2,086,580
  2,450   Lorain Cnty, OH Hosp Rev Catholic Hlthcare Ser A Impt & Rfdg             5.250         10/01/33                 2,524,627
  1,000   Marion Cnty, OH Hosp Rev Cmnty Hosp Impt & Rfdg                          6.375         05/15/11                 1,046,530
                                                                                                                  ------------------
                                                                                                                         10,506,416
                                                                                                                  ------------------

          OKLAHOMA    4.3%
  3,410   Jenks, OK Aquarium Auth Rev Rfdg (MBIA Insd) (a)                         5.250         07/01/24                 3,777,837
  1,475   Jenks, OK Aquarium Auth Rev Rfdg (MBIA Insd)                             5.250         07/01/33                 1,600,154
  1,100   Oklahoma City, OK Indl & Cultural Fac Tr Rev Dist Heating &
          Cooling Trigen (AMT) (LOC: Societe Generale)                             6.750         09/15/17                 1,103,476
  1,065   Oklahoma Dev Fin Auth Lease Rev OK Council Law Enforcement
          (MBIA Insd) (a)                                                          5.500         06/01/17                 1,200,191
  1,120   Oklahoma Dev Fin Auth Lease Rev OK Council Law Enforcement
          (MBIA Insd) (a)                                                          5.500         06/01/18                 1,262,173


  1,185   Oklahoma Dev Fin Auth Lease Rev OK Council Law Enforcement
          (MBIA Insd) (a)                                                          5.500         06/01/19                 1,335,424
  2,000   Sapulpa, OK Muni Auth Cap Rev Impt & Rfdg (Prerefunded @
          07/01/10) (FSA Insd)                                                     5.750         07/01/30                 2,289,520
  1,250   Tulsa Cnty, OK Pub Fac Auth Cap Impt Rev (AMBAC Insd)                    6.250         11/01/22                 1,453,688
                                                                                                                  ------------------
                                                                                                                         14,022,463
                                                                                                                  ------------------

          OREGON    3.9%
  2,500   Oregon Hlth Sciences Univ Insd Ser A (MBIA Insd)                         5.250         07/01/22                 2,766,650
  5,000   Oregon St Dept Admin Ser C Rfdg (MBIA Insd)                              5.250         11/01/18                 5,522,050
  4,000   Portland, OR Swr Sys Rev Ser A (FGIC Insd)                               5.750         08/01/18                 4,511,760
                                                                                                                  ------------------
                                                                                                                         12,800,460
                                                                                                                  ------------------

          PENNSYLVANIA    6.6%
  2,650   Central Dauphin, PA Sch Dist (FSA Insd)                                  5.000         12/01/19                 2,894,516
  2,210   Chartiers Valley, PA Sch Dist Ser A (FSA Insd) (a)                       5.250         10/15/19                 2,482,272
    700   Harrisburg, PA Cap Apprec Ser D Rfdg (AMBAC Insd)                            *         03/15/14                   484,960
  1,830   Harrisburg, PA Cap Apprec Ser D Rfdg (AMBAC Insd) (a)                        *         09/15/14                 1,241,179
  2,750   Hempfield, PA Area Sch Dist Westmoreland Cnty Ser A (FGIC Insd)          5.250         03/15/19                 3,086,408
  2,515   Hempfield, PA Area Sch Dist Westmoreland Cnty Ser A (FGIC Insd)          5.250         03/15/20                 2,816,171
  3,090   Philadelphia, PA Gas Wks Rev 1975 Gen Ordinance 17th Ser (FSA Insd)      5.375         07/01/19                 3,441,209
  2,440   Philadelphia, PA Sch Dist Ser A (FSA Insd)                               5.750         02/01/11                 2,787,676
  2,000   Radnor Twp, PA Sch Dist (Prerefunded @ 03/15/07)                         5.750         03/15/26                 2,136,860
                                                                                                                  ------------------
                                                                                                                         21,371,251
                                                                                                                  ------------------

          SOUTH CAROLINA    2.5%
  1,385   Easley, SC Util Rev (FSA Insd) (a)                                       5.250         12/01/20                 1,536,921
  2,500   South Carolina Jobs Econ Dev Auth Indl Rev Elec & Gas Co Proj Ser A
          (AMBAC Insd)                                                             5.200         11/01/27                 2,681,200
  3,750   South Carolina Jobs Econ Dev Auth Indl Rev Elec & Gas Co Proj Ser B
          (AMT) (AMBAC Insd)                                                       5.450         11/01/32                 3,992,775
                                                                                                                  ------------------
                                                                                                                          8,210,896
                                                                                                                  ------------------

          SOUTH DAKOTA    0.8%
  2,500   South Dakota St Hlth & Ed Fac Auth Rev Sioux VY Hosp & Hlth Sys Ser A    5.250         11/01/34                 2,565,425
                                                                                                                  ------------------

          TENNESSEE    1.0%
  1,000   Elizabethton, TN Hlth & Ed Fac Brd Rev Hosp First Mtg Ser B Impt &
          Rfdg                                                                     8.000         07/01/33                 1,200,920
  1,500   Elizabethton, TN Hlth & Ed Fac Brd Rev Hosp Ser B Impt & Rfdg (MBIA
          Insd)                                                                    7.750         07/01/29                 1,931,940
    100   Franklin, TN Spl Sch Dist Cap Apprec (FSA Insd)                            *           06/01/16                    62,614
                                                                                                                  ------------------
                                                                                                                          3,195,474
                                                                                                                  ------------------

          TEXAS    17.3%



  2,350   Austin, TX Ctf Oblig (MBIA Insd) (a)                                     5.375         09/01/20                 2,626,572
  3,000   Dallas Cnty, TX Util & Reclamation Dist Ser B Rfdg (AMBAC Insd)          5.875         02/15/29                 3,056,550
  4,000   Dallas-Fort Worth, TX Intl Arpt Rev Jt Ser A (AMT) (FSA Insd)            5.500         11/01/21                 4,394,120
  2,500   Dallas-Fort Worth, TX Intl Arpt Rev Jt Ser A (AMT) (FGIC Insd)           5.750         11/01/30                 2,719,850
  2,000   Harris Cnty, TX Hlth Fac Dev Mem Hermann Hlthcare Ser A                  6.375         06/01/29                 2,201,020
  5,000   Houston, TX Arpt Sys Rev Sub Lien Ser A (AMT) (FSA Insd)                 5.125         07/01/32                 5,143,550
  6,000   Houston, TX Util Sys Rev First Lien Ser A Rfdg (FSA Insd)                5.250         05/15/21                 6,643,020
  2,910   Houston, TX Wtr & Swr Sys Rev Jr Lien Ser C (Prerefunded @ 12/01/07)
          (FGIC Insd)                                                              5.375         12/01/27                 3,164,654
    515   Little Elm, TX Indpt Sch Dist (PSF Gtd)                                  6.750         08/15/29                   527,000
  4,625   Little Elm, TX Indpt Sch Dist (Prerefunded @ 08/15/05) (PSF Gtd)         6.750         08/15/29                 4,740,718
  2,185   Lower CO Riv Auth TX Trasmission Contract Rev Svc Corp Proj Rfdg
          (FGIC Insd)                                                              5.000         05/15/25                 2,316,646
  2,000   Lower CO Riv Auth TX Trasmission Contract Rev Svc Corp Proj Rfdg
          (FGIC Insd)                                                              5.000         05/15/33                 2,057,980
  1,000   Matagorda Cnty, TX Navig Dist No 1 Rev Coll Centerpoint Energy
          Proj Rfdg                                                                5.600         03/01/27                 1,038,350
  1,500   Metropolitan Hlth Fac Dev Corp TX Wilson N Jones Mem Hosp Proj           7.250         01/01/31                 1,504,005
  5,000   North Cent TX Hlth Fac Dev Hosp Childrens Med Ctr Dallas (AMBAC
          Insd)                                                                    5.250         08/15/32                 5,304,850
  5,000   San Antonio, TX Elec & Gas Sys Rfdg                                      5.375         02/01/19                 5,557,900
  2,000   San Antonio, TX Elec & Gas Sys Rfdg                                      5.375         02/01/20                 2,223,160
  1,000   Trinity River Auth TX Rev Tarrant Cnty Wtr Proj Impt & Rfdg (MBIA
          Insd)                                                                    5.500         02/01/21                 1,129,350
                                                                                                                  ------------------
                                                                                                                         56,349,295
                                                                                                                  ------------------

          UTAH    0.8%
  2,380   Mountain Regl Wtr Spl Svc Dist Rfdg (MBIA Insd)                          5.000         12/15/33                 2,479,389
                                                                                                                  ------------------

          WASHINGTON    8.5%
  3,750   Chelan Cnty, WA Pub Util Dist No. 001 Cons Rev Chelan Hydro Ser A
          (AMT) (MBIA Insd)                                                        5.600         01/01/36                 4,020,900
  2,500   Energy Northwest WA Elec Rev Proj No 3 Ser A Rfdg (FSA Insd)             5.500         07/01/18                 2,801,075
  5,000   Energy Northwest WA Elec Rev Proj No 3 Ser B Rfdg (FSA Insd)             6.000         07/01/16                 5,820,800
  1,400   King Cnty, WA Hsg Auth Hsg Rev Pooled Sr Ser A Rfdg                      6.700         03/01/15                 1,430,548
  2,120   Seattle, WA Muni Lt & Pwr Rev                                            5.625         12/01/17                 2,328,163
  3,000   Spokane, WA Pub Fac Dist Hotel Motel & Sales Use Tax (MBIA Insd)         5.250         09/01/33                 3,197,220
  4,750   Tacoma, WA Elec Sys Rev Ser A Rfdg (FSA Insd)                            5.750         01/01/14                 5,424,975
  1,500   Tacoma, WA Elec Sys Rev Ser B Rfdg (FSA Insd)                            5.500         01/01/12                 1,701,060
  1,000   Thurston & Pierce Cntys, WA (FSA Insd)                                   5.000         12/01/20                 1,084,830
                                                                                                                  ------------------
                                                                                                                         27,809,571
                                                                                                                  ------------------


          WEST VIRGINIA    0.4%
  1,135   West Virginia St Hsg Dev Fd Ser A                                        5.550         05/01/17                 1,155,782
                                                                                                                  ------------------

          WISCONSIN    1.0%
  3,000   Wisconsin St Hlth & Ed Fac Wheaton Franciscan Svc Rfdg                   5.750         08/15/30                 3,187,950
                                                                                                                  ------------------

          WYOMING    0.3%
  1,000   University WY Univ Rev Fac Impt (FSA Insd)                               5.500         06/01/18                 1,124,160
                                                                                                                  ------------------

          PUERTO RICO    3.9%
 10,000   Puerto Rico Comwlth Hwy & Tran Auth Hwy Rev Ser Y Rfdg (FSA Insd) (d)    6.250         07/01/21                12,779,700
                                                                                                                  ------------------

TOTAL LONG-TERM INVESTMENTS    156.9%
   (Cost $470,911,039)                                                                                                  511,236,314

Short-Term Investments    0.6%
   (Cost $1,900,000)                                                                                                      1,900,000
                                                                                                                  ------------------

TOTAL INVESTMENTS    157.5%
   (Cost $472,811,039)                                                                                                  513,136,314

OTHER ASSETS IN EXCESS OF LIABILITIES    0.8%                                                                             2,754,736

PREFERRED SHARES (INCLUDING ACCRUED DISTRIBUTIONS)    (58.3%)                                                          (190,137,331)
                                                                                                                  ------------------

NET ASSETS APPLICABLE TO COMMON SHARES    100.0%                                                                       $325,753,719
                                                                                                                  ==================


                 Percentages are calculated as a percentage of net assets applicable to common shares.

*                Zero coupon bond

(a)              The Trust owns 100% of the bond issuance.

(b)              Security purchased on a when-issued or delayed delivery basis.

(c) Security is a "step-up" bond where the coupon increases or steps up at a predetermined date.

(d) All or a portion of this security has been physically segregated in connection with open futures contracts.

ACA            - American Capital Access

AMBAC          - AMBAC Indemnity Corp.

FGIC           - Financial Guaranty Insurance Co.

FSA            - Financial Security Assurance Inc.

LOC            - Letter of Credit

MBIA           - Municipal Bond Investors Assurance Corp.

PSF            - Public School Fund

XLCA           - XL Capital Assurance Inc.

Future contracts outstanding as of January 31, 2005:


                                                                                                         UNREALIZED
                                                                                                        APPRECIATION/
                                                                                          CONTRACTS     DEPRECIATION
SHORT CONTRACTS:
                 U.S. Treasury Notes 10-Year Futures March 2005
                 (Current Notional Value of $112,266 per contract)                              156        ($183,686)
                 U.S. Treasury Notes 5-Year Futures March 2005
                 (Current Notional Value of $109,250 per contract)                              737         (209,494)
                                                                                          ---------     ------------
                                                                                                893        ($393,180)
                                                                                          =========     ============

Item 2.  Controls and Procedures.

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Trust's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3.  Exhibits.

(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Van Kampen Advantage Municipal Income Trust

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: March 22, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Ronald E. Robison
   ----------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: March 22, 2005

By: /s/ James W. Garrett
   ---------------------
Name: James W. Garrett
Title: Principal Financial Officer
Date: March 22, 2005